Consolidated Balance Sheet (Parenthetical) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Common stock, par value		$ 0.01
Common Stock [Member]
Common stock, par value	$ 0.5	$ 0.01
Common stock, shares authorized	20,000,000	1,000,000,000
Common stock, shares issued	14,359,907	37,326,731
Common stock, shares outstanding	14,359,907	37,326,731
Common Class A [Member]
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	100,000,000	100,000,000